STOCK-BASED COMPENSATION ( Stock Option Activity Under Plan) (Details) - Employees - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expenses			$ 162	$ 52
Stock Option Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expenses	$ 2,038	$ 417	420	326
Cost of goods sold | Stock Option Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expenses	34	10	11	6
Research and development | Stock Option Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expenses	319	113	121	77
Sales and marketing | Stock Option Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expenses	400	261	196	200
General and administrative | Stock Option Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expenses	$ 1,285	$ 33	$ 92	$ 43